Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing receivables, gross	¥ 1,008,965
Less: allowance for financing receivables	(15,829)	¥ 0
Financing receivables, net	993,136
Current portion	768,343
Non-current portion	224,793
Micro-credit personal loans
Financing receivables, gross	734,108
Corporate loans
Financing receivables, gross	274,857
Financing receivables, net	¥ 199,000